Expense Example {- Freedom 2025 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2025 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2025 Portfolio-Initial VIP
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	665
VIP Freedom 2025 Portfolio-Service VIP
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
VIP Freedom 2025 Portfolio-Service 2 VIP
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966